Debt - Schedule of Loss on Extinguishment of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt	$ (1.8)	$ (1.3)	$ (1.3)
Production Loan Prepayment
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt	0.0	(1.3)	0.0
Term Loan A
Extinguishment of Debt [Line Items]
Gain (loss) on extinguishment of debt	$ (1.8)	$ 0.0	$ (1.3)